SEGMENT INFORMATION AND REVENUE ANALYSIS	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
SEGMENT INFORMATION AND REVENUE ANALYSIS

23. SEGMENT INFORMATION AND REVENUE ANALYSIS

The Company follows ASC 280, Segment Reporting, which requires that companies to disclose segment data based on how management makes decision about allocating resources to each segment and evaluating their performances. The Company has three reporting segments. The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. The Company considers itself to be operating within one reportable segment. The Company’s revenue and net income are substantially derived from interactive toys, and mobile games.

Disaggregated information of revenues by business lines are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2022	2021	2020

Interactive toys - animation series	$9,061	$657,619	$1,575,903
Interactive toys - game series	155,559	8,723,480	16,131,115
Mobile game	5,181,410	4,165,456	2,506,285
Information service	884,329	1,608,519	4,386,620
Commodity Trading	1,145,650	—	—
Total revenues	$7,376,009	$15,155,074	$24,599,923

Disaggregated information by business lines are as follows:

Year ended December 31, 2022

		Interactive to
	Interactive toys animation series	Game series	Mobile game	Information service	Glycol
Revenue	$9,061	$155,559	$5,181,410	$884,329	$1,145,650
Costs of
revenue	(34,192)	(78,118)	(2,419,222)	(826,096)	(20,032)
Gross Profit	(25,131)	77,441	2,762,188	58,233	1,125,618

Year ended December 31, 2021
	Interactive toys animation series	Interactive toys game series	Mobile game	Information Service

Revenue	$657,619	$8,723,480	$4,165,456	$1,608,519
Costs of revenue	(140,450)	(4,340,776)	(2,889,486)	(1,301,438)
Gross Profit	$517,169	$4,382,704	$1,275,970	$307,081

Year ended December 31, 2020
	Interactive toys animation series	Interactive toys game series	Mobile game	Information Service

Revenue	$1,575,903	$16,131,115	$2,506,285	$4,386,620
Costs of revenue	(1,331,731)	(5,503,184)	(10,577)	(4,334,411)
Gross Profit	$244,172	$10,627,931	$2,495,708	$52,209

The Company’s operations are primarily based in the PRC, where the Company derives a substantial portion of their revenues. Management also reviews consolidated financial results by business locations. Disaggregated information of revenues by geographic locations are as follows

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020

Domestic PRC revenues	$7,376,009	$15,155,074	$24,599,923
Export revenues	—	—	—
Total revenues	$7,376,009	$15,155,074	$24,599,923